Note 13 - Subsequent Events (Details) - Purchase Price Allocation - USD ($) $ in Thousands	Mar. 24, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 13 - Subsequent Events (Details) - Purchase Price Allocation [Line Items]
Goodwill		$ 219,953	$ 205,798	$ 196,512
Nabors Industries, Ltd. [Member]
Note 13 - Subsequent Events (Details) - Purchase Price Allocation [Line Items]
Accounts Receivable	$ 262,973
Inventory	35,491
Other current assets	8,857
Property, plant and equipment	1,024,622
Goodwill	444,162
Other intangible assets	28,300
Other assets	11,171
Total assets acquired	1,815,576
Accounts Payable	(195,913)
Other current liabilities	(23,813)
Deferred income taxes	(187,515)
Total liabilites assumed	(407,241)
Net assets acquired	$ 1,408,335